Average Annual Total Returns - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable Emerging Markets Equity Fund
	Dec. 30, 2024
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	6.92%
Since Inception	(10.99%)	[1]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	9.27%
Since Inception	(9.77%)	[2]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	11.34%
Since Inception	(8.84%)	[3]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	11.46%
Since Inception	(8.72%)	[4]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.82%
Since Inception	(11.86%)	[5]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	4.66%
Since Inception	(11.92%)	[5]
Fidelity Advisor Sustainable Emerging Markets Equity Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	3.33%
Since Inception	(8.77%)	[5]
IXWRU
Average Annual Return:
Past 1 year	6.16%
Since Inception	(10.99%)
MC041
Average Annual Return:
Past 1 year	9.86%
Since Inception	(7.44%)

[1]	B From February 10, 2022 .
[2]	C From February 10, 2022 .
[3]	D From February 10, 2022 .
[4]	E From February 10, 2022 .
[5]	A From February 10, 2022 .